Condensed Consolidated Statements of Changes in Shareholder's Equity (USD $) In Thousands	Total	Common Stock [Member]	Retained Deficit [Member]	Accumulated Other Comprehensive Loss [Member]
Beginning balance at Dec. 31, 2011	$ 265,651	$ 320,000	$ (19,870)	$ (34,479)
Equity contribution	38	38
Net income (loss)	2,470		2,470
Other comprehensive income, net of tax	15,353			15,353
Ending balance at Jun. 30, 2012	283,512	320,038	(17,400)	(19,126)
Beginning balance at Dec. 31, 2012	271,161	320,038	(5,243)	(43,634)
Net income (loss)	(3,396)		(3,396)
Other comprehensive income, net of tax	1,024			1,024
Ending balance at Jun. 30, 2013	$ 268,789	$ 320,038	$ (8,639)	$ (42,610)